Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenues, net	$ 2,565,162	$ 1,953,346	$ 15,781,319	$ 12,523,432
Product Sales [Member]
Total revenues, net	2,487,869	3,626,901	15,522,649	12,078,798
Licensing Revenues [Member]
Total revenues, net	$ 77,293	$ 40,209	$ 258,670	$ 444,634